Debt with related parties (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Disclosure of Transaction With Related Parties

9.1 Transactions with related parties

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Interest expense on Promissory Notes payable to shareholders	Ps.	20,800	Ps.	112,844
Interest expense on Promissory Notes payable to other related parties		53,189		288,686
Interest expense on Promissory Notes payable to key Management personnel		1,979		10,649
Interest expense on Promissory Notes payable to close family member of key Management		200		1,075
Deferred bonus expense payable to key Management personnel		—		11,412
Interest accrued on deferred bonus payable to key Management personnel		1,191		3,604
Professional fees payable to other related parties		—		1,401
Total	Ps.	77,359	Ps.	429,671

Disclosure of Balances With Related Parties

9.2 Balances with related parties

Current liabilities

	September 30, 2024		December 31, 2023
Deferred bonus payable to related parties (1)	Ps.	—	Ps.	43,161
Other bonus payable		—		35,269
Total	Ps.	—	Ps.	78,430

Non-current liabilities

	September 30, 2024		December 31, 2023
Promissory Notes	Ps.	—	Ps.	4,340,452

(1)
Part of this payment was deferred and accrued interest at a rate from 10% to 15% and was paid as a result of the IPO. See Note 4.1 and the corresponding interest in Note 9.1.

Disclosure of Debt Related to the Promissory Notes

9.3 As of December 31, 2023, the Company’s debt related to the Promissory Notes was as follows:

Debt with related parties

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$(1)	Currency	Principal Ps.(2)		Accrued Interest Payable Ps.(2)		Total Ps.(2)		Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 9a)	94,747,329	US$	Ps.	1,592,780	Ps.	2,565,678	Ps.	4,158,458	14%	Dec 2026	Guaranteed
2017 Junior Promissory Notes (Note 9b)	5,000,000	US$		70,953		108,292		179,245	15%	Dec 2026	Guaranteed
2020 Junior Promissory Notes (Note 9c)	650,000	US$		1,689		1,060		2,749	14%	Dec 2026	Guaranteed
Total	100,397,329		Ps.	1,665,422	Ps.	2,675,030	Ps.	4,340,452

(1)
Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (See Note 10).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.

Summary of Information about Key Management Personnel Compensation

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Share-based payments (See Note 17)	Ps.	396,054	Ps.	302,438
Short-term employee benefits		181,442		85,819
Deferred bonus (See Note 9.1)		—		11,412
	Ps.	577,496	Ps.	399,669

Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Disclosure of Amounts Outstanding Under Notes	Amounts outstanding under the Senior Notes were comprised as follows:

	September 30, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	4,158,458
Third parties		—		20,454
Total	Ps.	—	Ps.	4,178,912

Disclosure of Related Parties

The related parties were as follows:

	September 30, 2024		December 31, 2023
BBB Foods Inc. stockholders	Ps.	—	Ps.	1,122,056
Investment fund related to QS BBB		—		3,035,234
Key management personnel		—		1,168
Total	Ps.	—	Ps.	4,158,458

2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Disclosure of Amounts Outstanding Under Notes	Amounts outstanding under the 2017 Junior Notes were comprised as follows:

	September 30, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	179,245
Third parties		—		34,142
Total	Ps.	—	Ps.	213,387

Disclosure of Related Parties

The related parties were as follows:

	September 30, 2024		December 31, 2023
Key management personnel	Ps.	—	Ps.	104,559
BBB Foods Inc. stockholders		—		59,748
Close family member of key management		—		10,670
Other related parties		—		4,268
Total	Ps.	—	Ps.	179,245

2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Disclosure of Amounts Outstanding Under Notes	Amounts outstanding under the 2020 Junior Notes were comprised as follows:

	September 30, 2024		December 31, 2023
Related parties	Ps.	—	Ps.	2,749
Third parties		—		15,118
Total	Ps.	—	Ps.	17,867

Disclosure of Related Parties	The related parties were as follows:

	September 30, 2024		December 31, 2023
BBB Foods Inc. shareholders	Ps.	—	Ps.	2,749